June 6, 2025

VIA ELECTRONIC EDGAR FILING

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Pre-IPO and Growth Fund

Ladies and Gentlemen:

On behalf of The Pre-IPO and Growth Fund (the "Registrant"), we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933, as amended (the "1933 Act"), the Registrant's Registration Statement on Form N-2 under the 1940 Act and 1933 Act.

If you have any questions concerning this filing, please contact the undersigned at (202) 263-4156 or JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Jacob Olliffe
Jacob Olliffe
Associate
Thompson Hine LLP